Document and Entity Information	0 Months Ended
Dec. 12, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 12, 2013
Registrant Name	DREYFUS TREASURY PRIME CASH MANAGEMENT
Central Index Key	0000843781
Amendment Flag	false
Document Creation Date	Dec. 12, 2013
Document Effective Date	Dec. 13, 2013
Prospectus Date	Jun. 01, 2013
DREYFUS TREASURY PRIME CASH MANAGEMENT | Institutional Shares
Risk/Return:
Trading Symbol	DIRXX
DREYFUS TREASURY PRIME CASH MANAGEMENT | Investor Shares
Risk/Return:
Trading Symbol	DVRXX
DREYFUS TREASURY PRIME CASH MANAGEMENT | Administrative Shares
Risk/Return:
Trading Symbol	DARXX
DREYFUS TREASURY PRIME CASH MANAGEMENT | Participant Shares
Risk/Return:
Trading Symbol	DPRXX
DREYFUS TREASURY PRIME CASH MANAGEMENT | Agency Shares
Risk/Return:
Trading Symbol	DSAXX